Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2023
Property and Equipment [abstract]
Schedule of Property and Equipment
	Laboratory equipment	Office equipment	Construction in progress	Total
Cost
Balances at December 31, 2022	$579,171	$176,347	$-	$755,518
Additions	933,246	160,708	49,390	1,143,344
Disposals	(16,810)	-	-	(16,810)
Effects of currency translation	(30,055)	(22,240)	(1,174)	(53,470)
Balances at September 30, 2023 (unaudited)	$1,465,551	$314,815	$48,216	$1,828,582

Accumulated depreciation
Balances at December 31, 2022	$77,833	$15,993	$-	$93,826
Depreciation	92,068	43,404	-	135,472
Disposals	(2,335)	-	-	(2,335)
Effects of currency translation	(3,255)	(1,459)	-	(4,714)
Balances at September 30, 2023 (unaudited)	$164,311	$57,938	$-	$222,249
Net book value at December 31, 2022	$501,338	$160,354	$-	$661,692
Net book value at September 30, 2023 (unaudited)	$1,301,240	$256,877	$48,216	$1,606,333